CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS	12 Months Ended
Dec. 31, 2017
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS

NOTE 6-CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS

Cash and cash equivalents, consisting primarily of bank deposits and money market funds, are recorded at cost which approximates fair value because of the short-term nature of these instruments.

Short-term investments consist of available-for-sale securities and held to maturity investment with original maturities longer than three months and less than twelve months when acquired. The Company holds $3.1 million held to maturity investments in India as of December 31, 2017. The Company recognizes an impairment charge when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. In making this determination, the Company reviews several factors to determine whether the losses are other-than-temporary, including but not limited to: (i) the length of time the investment was in an unrealized loss position, (ii) the extent to which fair value was less than cost, (iii) the financial condition and near term prospects of the issuer, and (iv) the Company’s intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in fair value.

At December 31, 2016, the Company had investments in convertible bonds and redeemable convertible preferred stock that were classified as available-for-sale securities and are subject to fair value accounting. Investments in debt securities classified as available for sale will be measured subsequently at fair value on the balance sheets. An impairment charge will be recognized by the Company when a decline in the fair value below the cost basis is judged to be other-than-temporary.

The following table shows the break-down of the Company’s total long-term investments as of December 31, 2017 and December 31, 2016:

	Accounting	December 31,	December 31,
	Method	2017	2016
		(in thousands)
UTStarcom Hong Kong Holdings Ltd	Cost Method	$3,499	$3,499
GCT Semiconductor, Inc.	Cost Method	—	—
Xalted Networks	Cost Method	—	—
Cortina	Cost Method	—	—
SBI	Cost Method	—	—

Total Investments using Cost Method		3,499	3,499

ACELAND	Equity Method	2,357	2,554
UiTV	Equity Method	—	—
AioTV	Equity Method	—	—
Shareholder Loan to ACELAND	Equity Method	—	—

Total Investments using Equity Method		2,357	2,554

AioTV	AFS	—	1,700

Total Investments Classified as AFS		—	1,700

Total Investment		$5,856	$7,753

UTStarcom Hong Kong Holdings Ltd.,

On August 31, 2012, the Company completed the sale of our IPTV business to UTStarcom Hong Kong Holdings Ltd.to its former Chief Executive Officer. On the same day, the Company purchased a $20.0 million Convertible Bond from UTStarcom Hong Kong Holdings Ltd. which bears interest at 6.5% per annum and matured on August 31, 2017. On April 7, 2015, the Company entered an agreement with UTStarcom Hong Kong Holdings Ltd. for the conversion of the $20.0 million Convertible Bond.  Pursuant to the agreement, UTStarcom Hong Kong Holdings Ltd. paid $10.0 million in cash as partial payment of the principal of the Convertible Bond. The remaining principal and interest of the Convertible Bond were converted to 14% of equity interest of UTStarcom Hong Kong Holdings Ltd. The Company used the cost method to account for this investment. The Company assesses the fair value every year-end. In 2015, the Company recorded $6.5 million investment impairment. In 2016 and 2017, the Company assessed the fair value of UTStarcom Hong Kong Holdings Ltd, and concluded no impairment was need to record. As of December 31, 2017, the book value of this investment was $3.5 million.

Cortina

In September 2004, the Company invested $2.0 million in Series A preferred stock of ImmenStar, Inc., which was then acquired by Cortina Systems, Inc., (“Cortina”) in February 2007. In 2015 and 2016, through the sale of shares and proceeds received, the Company recognized gains of $1.6 million and $0.1 million which were included in Other Income.

GCT Semiconductor

In October 2004, the Company invested $3.0 million in Series D preferred convertible stock of GCT Semiconductor, Inc., or GCT, which designs, develops and markets integrated circuit products for the wireless communications industry. This investment represents approximately a 0.4% interest in GCT. The Company assesses the fair value every year-end. In 2012 and 2016, the Company recorded $2.1 million and $0.8 million investment impairment, respectively. As of December 31, 2016, the book value of the investment was zero.

SBI NEO Technology A Investment LPS, or SBI

In 2008, 2010, 2011 and 2012, the Company invested $0.5 million, $0.7 million, $0.7 million and $0.6 million into SBI NEO Technology, or (“SBI”), respectively, to maintain a partnership interest of approximately 2%. The Company concluded that it does not have a controlling interest in SBI and accounts for the investment in SBI using the cost method. In 2014, 2015, and 2016, the Company received $0.1 million, $0.26 million and $0.7 million from SBI to reduce the SBI investment. In 2016, the Company recorded impairment of 0.2 million. In 2017, the Company received a final refund of $0.5 million and the book value of the investment was reduced to zero.

Aceland Investment Limited

In December 2010, the Company invested $2.1 million into Aceland Investments Limited, or (“Aceland”). In the second quarter of 2011, the Company extended a shareholder loan to Aceland in the amount of $7.1 million with a maturity date of December, 31, 2015. The Company owned an approximately 35% interest in Aceland and accounted for the investment in Aceland using the equity method. In 2015, the Company recorded a $1.0 million impairment charge to the Aceland investment. In 2016, Aceland returned capital of $6.7 million to the Company through a cash payment and the Company realized a $1.0 million gain of foreign exchange. In 2017, the Company realized a $0.2 million loss as a result of the depreciation of the US Dollar deposit. As of December 31, 2017, the book value of the investment was $2.4 million.

AioTV Inc.

In November 2012, the Company invested $8 million in Series B Preferred Stocks of AioTV, at $0.320937 per share. AioTV stands for “all-in-one TV” and is an international cloud-based video aggregation and distribution platform. The investment objective is to give the Company access to technology that will support its rollout of subscription-based, value- added media services. The Company owned a 45% equity interest in AioTV as of December 31, 2017. The preferred stock has been classified as available- for-sale securities as it is not considered to be in-substance common stock due to their redemption feature and is thus subject to fair value accounting. AioTV currently cooperates with consumer electronics makers, cable and telecommunications service providers in North America, South America and Europe. To estimate its fair value in 2016, the Company used the option-pricing method and Ross and Rubinstein Binomial Model (“Binomial-Model”), which is based on the fair value of invested capital evaluated by an income approach. The significant inputs for the valuation model included the following:

Year Ended
December 31,
2016
Total fair value of invested Capital as at valuation date (in thousands)	900
Risk free rate of interest	0.8%
Dividend yield	0%
Expiration date	2017/11/14
Volatility	41.0%

The fair value of the invested capital has been determined using income approach including a discounted cash flow model and unobservable inputs including assumptions of projected revenue, expenses, capital spending, other costs and a discount rate of 50% by using the weighted average cost of capital method in 2016.

Risk free rate of interest adopted for the valuation was estimated based on the US Sovereign Strips Curve plus default risk spread between US and China.

Dividend yield was assumed to be 0% considering that AioTV plans to retain profit for corporate expansion and hence have no plan to distribute dividends in the near future.

Expiration date is the expected date of illiquidity event estimated by management.

The expected equity volatility was estimated based on the annualized standard deviation of the daily stock price return of comparable companies for the period before the valuation date and with a similar time span as to expiration.

Based on the above assessment of the preferred stock, the Company concluded the fair value is less than the book value of the preferred stock as of December 31, 2016, which will not recover in foreseeable future, thus in the year ended December 31, 2016, the Company recorded $4.3 million in impairment charges in investment impairments.

On December 7, 2015, the Company invested $0.5 million in a convertible bond of AioTV. The convertible bond bears interest at 10.0% per annum and mature on May 7, 2016 and subsequently extended to March 28, 2017. The Company converted the bond to 2,269,856 common shares at the conversion price of $0.253790596 per share on May 30, 2017. In the fourth quarter of 2016, the Company invested an additional $0.3 million in convertible bonds issued by AioTV. The convertible bond bears interest at 10% per annum and mature on October 6, 2017.The convertible bonds are classified as an AFS security and are subject to fair value accounting. During 2016, and in connection with the fair value analysis of the investment capital, the Company assessed the fair value of these convertible bonds, and concluded that there was no impairment.

As of December 31, 2016, the carrying amount on the investment of AioTV was $1.7 million, including $0.9 million preferred shares and $0.8 million convertible bonds.

On May 30, 2017, the Company converted all the existing 25,527,008 Series B Preferred Shares of AioTV into 25,527,008 common shares of AioTV at a conversion price of $0.320937 per share, and converted $576,068 of the principal amount and the accrued and unpaid interests of the $0.5 million convertible debenture issued on December 7, 2015 into 2,269,856 common shares of AioTV at a conversion price of $0.253790596 per share. After this conversion, the Company deemed that we have significant influence in AioTV and use the equity method to account for the investment in AioTV.

On May 30, 2017, the Company signed a “Note Purchase Agreement” with AioTV. Pursuant to the agreement, the valuation cap of AioTV was reduced to $0.16 million, and the Company promised to purchase $0.8 million convertible promissory note including $0.32 million existing convertible bond issued in October 2016. As the result, the Company recorded $1.3 million investment impairment in the second quarter of 2017 and invested $0.1 million and $0.38 million in the second and third quarter of 2017 in a convertible promissory note, respectively. In the third quarter of 2017, the Company recorded $0.1 million in losses to reflect its 45% interest in AioTV losses. After the recorded balance of common stock is reduced to zero, the Company records 45% of AioTV losses against our convertible promissory note investment balance until the carrying value of the convertible promissory note investment balance is reduced to zero. In the third and fourth quarter of 2017, the Company recorded $0.2 million and $0.2 million, respectively, in losses to reflect its 45% of AioTV losses. As of December 31, 2017, the Company assessed the fair value of AioTV, and recorded a $0.4 million impairment charge to this investment, reducing its book value to zero.

UiTV Media Inc. or UiTV

On October 16, 2010, the Company invested $ 30.0 million in UiTV Media Inc., or (“UiTV”), $10.0 million of which was paid by the Company’s common shares that it had the repurchased right and $20.0 million of which was paid by cash. The Company recorded this transaction as an acquisition because the Company owned 75% interest of UiTV and had the controlling rights. The transactions closed on November 8, 2010. On April 15, 2012, the Company exercised its repurchase right, and this trigged deconsolidation of UiTV from the Company’s consolidated financial statements starting from June 21, 2012 as the Company lost the controlling right due to reduced ownership from 75% to 49% and loss of a board of directors seat. As the result, the Company accounted for this investment using the equity method. From December 3, 2012 to December 31, 2015, the Company has totally purchased $35.1 million convertible bonds that bear interest at 6.5% per annum with various maturity dates, and subsequently all maturity dates were extended to December 31, 2015. In 2013 and 2014, the Company recorded a total of $9.6 million and $5.3 million, respectively, in losses for the preferred stock investment to reflect 49% interest in UiTV losses. After the value of the preferred shares was reduced to zero, the Company started to record 100% of UiTV losses against our convertible bond investment balance until the carrying value of the convertible bond investment balance was reduced to zero. Therefore, in 2014 and 2015, the Company recorded $3.6 million and $14.0 million in losses to reflect 100% of UiTV losses. At every year-end, the Company assessed the fair value of the UiTV, and recorded impairment charges of $9.1 million, $2.4 million and $6.0 million in 2013, 2014 and 2015, respectively. The convertible bond investments balance was reduced to zero as of December 31, 2015.

The Company presents the below summarized financial information of the Company’s equity method investees, other than those whose financial statements have been separately presented.

	Condensed Year Ended December 31, 2017	Condensed Year Ended December 31, 2016	Condensed Year Ended December 31, 2015
	(in thousands)	(in thousands)	(in thousands)
Operating data:
Revenue	$15	$—	$—
Gross profit	$15	$—	$—
Income (loss) from operations	$(1,906)	$950	$(9)
Net income (loss)	$(2,524)	$2,812	$(9)
Net income (loss) attributable to Equity method investees	$(1,079)	$984	$(3)

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
	(in thousands)	(in thousands)	(in thousands)
Balance sheet data:
Current assets	$14,859	$18,616	$7
Long-term assets	$148	$105	$18,238
Current liabilities	$(12,150)	$(11,669)	$(14,135)
Long-term liabilities	$—	$—	$—
Non-controlling interests	$—	$—	$—

Fair Value Measurements

Pursuant to the accounting guidance for fair value measurements and its subsequent updates, fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The accounting guidance also establishes a three-tier fair value hierarchy which requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. The fair value hierarchy prioritizes the inputs into three levels that may be used in measuring fair value as follows:

Level 1-observable inputs such as quoted prices in active markets for identical assets or liabilities.

Level 2-inputs other than the quoted prices in active markets for identical assets or liabilities that are observable either directly or indirectly.

Level 3-unobservable inputs based on the Company’s assumptions.

The Company’s financial instruments consist principally of cash and cash equivalents, short-term investments, restricted cash, accounts receivable, long-term investments, accounts payable and certain accrued expenses. Short-term investments consist of bank notes, available-for-sale securities and term deposits with maturities longer than three months and less than one year when acquired. As of December 31, 2017 and 2016, the respective carrying values of financial instruments except for long-term investments approximated their fair values based on their short-term maturities. As of December 31, 2017, the combined fair value of the entity’s long-term investments in available-for-sale Level 3 convertible bond and redeemable securities was nil.

The following is a summary of available-for-sale investment as of December 31, 2017:

	Cost	Cash Collection	Impairment charges and equity losses	Transfer-out from available-for-sale investments	Realized gain	Estimated fair value
	(in thousands)
Shares of a private company	$479	$(479)	$—	$—	$—	$—
Convertible bonds of privately-held company	800	—	(408)	(392)	—	—
Preferred convertible shares of private company	900	—	(900)	—	—	—

Total available-for-sale investments	$2,179	$(479)	$(1,308)	$(392)	$—	$—

The following is a summary of available-for-sale investment as of December 31, 2016:

				Transfer- out
			Impairment	from available-
		Cash	charges and	for-sale	Realized	Estimated
	Cost	Collection	equity losses	investments	gain	fair value
	(in thousands)
Shares of a private company	$479	$—	$—	$—	$—	$479
Convertible bonds of a private company	800	—	—	—	—	800
Preferred convertible shares of a private company	5,200	—	(4,300)	—	—	900

Total available-for-sale investments	$6,479	$—	$(4,300)	$—	$—	$2,179

Financial assets measured and recognized at fair value on a recurring basis and classified under the appropriate level of the fair value hierarchy as described above were as follows:

	Level 1	Level 2	Level 3	Total
	(in thousands)
As of December 31, 2017
Short-term investments	$—	$—	$—	$—

Long-term investments	—	—	—	—

As of December 31, 2016
Short-term investments	—	—	479	479

Long-term investments	$—	$—	$1,700	$1,700

The following is the changes in financial assets using unobservable inputs (Level 3) for the years ended December 31, 2017, 2016 and 2015.

Amount
In thousands
As of December 31, 2014	$48,200

Less: Share of loss from associates	(13,954)
Less: Impairment charges	(8,846)
Less: Cash collection	(10,000)
Less: Transfer-out from available-for-sale investments	(10,000)
Add: New investment in convertible bonds	500
Add: Unrealized gain	(200)

As of December 31, 2015	$5,700

Less: Impairment Charges	(4,300)
Add: New investment in convertible bonds	300

As of December 31, 2016	$1,700

Less: Impairment charges	(1,308)
Less: Transfer-out from available-for-sale investments	(392)

As of December 31, 2017	$—